As filed with the Securities and Exchange Commission on January 22, 2015

1933 Act Registration No. 333-03715

1940 Act Registration No. 811-07619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 109	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 111	☒

Nuveen Investment Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

Nuveen Concentrated Core Fund

Nuveen Core Dividend Fund

Nuveen Equity Market Neutral Fund

Nuveen Large Cap Core Fund

Nuveen Large Cap Core Plus Fund

Nuveen Large Cap Growth Fund

Nuveen Large Cap Value Fund

Nuveen Intelligent Risk Conservative Allocation Fund

Nuveen Intelligent Risk Growth Allocation Fund

Nuveen Intelligent Risk Moderate Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 22nd day of January, 2015.

NUVEEN INVESTMENT TRUST

By:	/s/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			January 22, 2015

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			January 22, 2015

WILLIAM J. SCHNEIDER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact January 22, 2015
WILLIAM ADAMS IV*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
JOHN K. NELSON*	Trustee
THOMAS S. SCHREIER, JR*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
VIRGINIA L. STRINGER*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase